Class K [Member] Expense Example - Class K - BlackRock Sustainable Advantage International Equity Fund - Class K	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	487
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	$ 2,243